1604(b)(5) De-SPAC, Material Financing Transactions	Oct. 26, 2026
De-SPAC Material Financing Transaction [Line Items]
De-SPAC, Material Financing Transactions, Anticipated Use of Proceeds [Text Block]

Sources and Uses of Funds for the Transactions

The following tables summarize the sources and uses for funding the Business Combination, assuming (i) no Public Shareholders exercise their redemption rights and (ii) the largest number of redemptions by Public Shareholders that can occur while still satisfying the Minimum Cash Condition. This scenario assumes that Available Cash is met.

Where actual amounts are not known or knowable, the figures below represent Talawar’s good faith estimate of such amounts. For more information, see “Unaudited Pro Forma Condensed Combined Financial Information.” In the event of the 25% Redemptions Scenario, 50% Redemptions Scenario and 75% Redemptions Scenario, funds available to the Post-Closing Company from the Trust Account will be reduced proportionally to such redemption rate.

Sources and Uses of Funds for the Business Combination

	Assuming No Redemptions(1)	Assuming Maximum Redemptions(2)
Sources
JATT Trust Account(3)	$60,409,419	$—
Talawar cash(4)	19,311,000	19,311,000
PIPE gross proceeds(5)	225,000,000	225,000,000
Talawar equity rollover	120,000,000	120,000,000
Sponsor Shares	16,500,000	16,500,000
Allocated to 2026 Plan	30,400,000	30,400,000

Total sources	$471,620,419	$411,211,000

Uses(1)(2)(3)(4)(5)
Talawar equity rollover	$120,000,000	$120,000,000
Illustrative transaction-related fees and expenses	23,600,000	23,600,000
Cash to balance sheet(6)	281,120,419	220,711,000
Sponsor Shares	16,500,000	16,500,000
Allocated to 2026 Plan	30,400,000	30,400,000

Total uses	$471,620,419	$411,211,000

(1)
Assumes no Public Shareholders exercise their redemption rights.
(2)
Assumes that all 6,000,000 Public Shares are redeemed.
(3)
Reflects the amount in the Trust Account as of June 30, 2026.
(4)
Reflects cash as of June 30, 2026.
(5)
Assumes the PIPE Investment Amount.
(6)
Represents the sum of proceeds from the PIPE Financing as of the consummation of the Business Combination, and cash held in the Trust Account (as of June 30, 2026) along with Talawar cash (as of June 30, 2026), less illustrative transaction-related fees and expenses. Does not include the $18.0 million reimbursement payment that Talawar is obligated to pay Khanda pursuant to the TALA-125 License Agreement within 30 days of the Closing. Such $18.0 million reimbursement amount includes $6.1 million of research and development costs and $1.6 million of general and administrative costs that were incurred by Khanda related to TALA-125 prior to the entry into the TALA-125 License Agreement by Talawar and Khanda, together with an applicable mark-up charged by Khanda.